Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Unamortized discount and issuance costs	$ 0	$ (49)
Carrying amount	135,500	141,514
Less: current portion	(8,438)	(15,313)
Total long-term debt, net of current portion	127,062	126,201
Domestic Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt	50,500	0
Term loan facility
Debt Instrument [Line Items]
Less: current portion	(8,400)
Total long-term debt, net of current portion	76,600
Term loan facility | Secured Debt
Debt Instrument [Line Items]
Long-term debt	$ 85,000	$ 141,563